RELATED-PARTY TRANSACTIONS (Details Narrative) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended					60 Months Ended	1 Months Ended			6 Months Ended	1 Months Ended
	Feb. 28, 2011	Oct. 31, 2010	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Mar. 31, 2012 Issuance Number 1	Jan. 31, 2013 Issuance Number 2	Mar. 31, 2012 Issuance Number 2	Jun. 30, 2013 Issuance Number 2	Jan. 31, 2013 Issuance Number 3
Funding EMS received to purchase intellectual property rights									$ 59,000
Funding Neurotrophics received to purchase intellectual property rights									100,000
Funding CNS received to purchase intellectual property rights								100,000
Notes issued pursuant to investments made into Neurotrophics								100,000
Installment payments made by CNS to EMS								95,000
Notes issued pursuant to investments in favor of Neurotrophics, amount	222,083
Notes issued pursuant to investments in favor of Neurotrophics, interest	2.00%
Notes issued pursuant to investments in favor of Neurotrophics, maturity date	2015-03-05
Notes issued pursuant to investments in favor of John and Gerald Commissiong, amount	59,319
Notes issued pursuant to investments in favor of John and Gerald Commissiong, interest	2.00%
Notes issued pursuant to investments in favor of John and Gerald Commissiong, maturity date	2015-12-30
Royalty from Commercial Revenue		2.50%
Royality from Commercial Revenue to John Commissiong		12.50%
Royality from Commercial Revenue to Gerald Commissiong		12.50%
Royality from gross proceeds of the company to Martin D. Cleary		5.00%
Consulting services			0	0	0	200,000	200,000			479,166
Convertible Promissory Note converted, amount											21,000	100,000	30,000	60,172
Convertible Promissory Note converted, shares											217,280	2,765,625	608,300
Advances From John Commissiong			69,273	69,273	34,877					34,877
Advances From Gerald Commissiong			53,200	53,200	23,200					23,200
Convertible Promissory Note held by Director, amount converted															100,000
Convertible Promissory Note held by Directors wife, amount converted															50,000
Convertible Promissory Note held by Director and wife, accrued interest															$ 15,000